Borrowings and debt - Schedule of Short-Term Borrowings and Debt, Along with Contractual Interest Rates (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Borrowings and debts
Principal	$ 1,518,006	$ 1,662,213
Less: Transaction costs	1,753	841
Total short-term borrowings and debt	1,510,709	1,653,371,000
US dollar
Borrowings and debts
Total short-term borrowings and debt	1,455,149	1,404,690,000
Mexican peso
Borrowings and debts
Total short-term borrowings and debt	26,650	172,368,000
Euro
Borrowings and debts
Total short-term borrowings and debt	28,910	76,313,000
Short-term borrowings
Borrowings and debts
Principal	1,518,006	1,662,213,000
Less: Transaction costs	(48)	0
Interest payable	9,095	9,677,000
Short-term borrowings | Short-term borrowings
Borrowings and debts
Principal	1,508,959	1,652,536,000
Short Term Debt
Borrowings and debts
Principal	1,750	835,000
Less: Transaction costs	(2)	(1,000)
Interest payable	5	7,000
Total short-term borrowings and debt	1,753	841,000
Short Term Borrowings And Debt
Borrowings and debts
Total short-term borrowings and debt	1,519,759	1,663,054,000
At fixed interest rates | Short-term borrowings
Borrowings and debts
Principal	1,508,959	$ 1,353,048,000
At fixed interest rates | Short-term borrowings | Mexican peso
Borrowings and debts
Borrowings, interest rate		11.15%
At fixed interest rates | Short Term Debt
Borrowings and debts
Principal	1,750	$ 835,000
At floating interest rates | Short-term borrowings
Borrowings and debts
Principal	$ 0	$ 299,488,000
At floating interest rates | Short-term borrowings | US dollar
Borrowings and debts
Borrowings, interest rate	0.00%
At floating interest rates | Short Term Borrowings And Debt | Mexican peso
Borrowings and debts
Borrowings, interest rate	0.00%
Minimum of the year | At fixed interest rates | Short-term borrowings | Mexican peso
Borrowings and debts
Borrowings, interest rate	7.68%
Minimum of the year | At fixed interest rates | Short Term Borrowings And Debt | US dollar
Borrowings and debts
Borrowings, interest rate	3.75%	4.50%
Minimum of the year | At fixed interest rates | Short Term Borrowings And Debt | Euro
Borrowings and debts
Borrowings, interest rate	2.52%	3.39%
Minimum of the year | At floating interest rates | Short-term borrowings | US dollar
Borrowings and debts
Borrowings, interest rate		5.13%
Minimum of the year | At floating interest rates | Short Term Borrowings And Debt | Mexican peso
Borrowings and debts
Borrowings, interest rate		10.69%
Maximum of the year | At fixed interest rates | Short-term borrowings | Mexican peso
Borrowings and debts
Borrowings, interest rate	7.72%
Maximum of the year | At fixed interest rates | Short Term Borrowings And Debt | US dollar
Borrowings and debts
Borrowings, interest rate	4.77%	5.87%
Maximum of the year | At fixed interest rates | Short Term Borrowings And Debt | Euro
Borrowings and debts
Borrowings, interest rate	2.63%	3.87%
Maximum of the year | At floating interest rates | Short-term borrowings | US dollar
Borrowings and debts
Borrowings, interest rate		5.24%
Maximum of the year | At floating interest rates | Short Term Borrowings And Debt | Mexican peso
Borrowings and debts
Borrowings, interest rate		10.74%